UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment  [    ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
				            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Capital Management, Inc.
Address:  36 South Charles Street
	    Suite 1903
	    Baltimore, MD  21201

13F File Number:  28-1223

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Richard L. Dunn
Title:		Executive Vice President
Phone:		410-837-6767
Signature, Place, and Date of Signing:

     Richard L. Dunn		Baltimore, Maryland		July 27, 1999

Report Type (Check only one.):
[ x ]	        13F Holdings Report.
[   ]	        13F Notice.
[   ]	        13F Combination Report.


List of Other Managers Reporting for this Manager:
		None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  Richard L. Dunn





FORM 13F SUMMARY PAGE

Report  Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:   67

Form 13F Information Table Value Total:   $384,525,000.



List of Other Included Managers:		None.







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100    10482   231000 SH       SOLE                   225000              6000
Allied Signal, Inc.            COM              019512102     6300   100000 SH       SOLE                   100000
Allstate Corporation           COM              020002101     4599   128200 SH       SOLE                   122400              5800
American International Group   COM              026874107    14490   123580 SH       SOLE                   115000              8580
Automatic Data Processing      COM              053015103      730    16600 SH       SOLE                                      16600
Avery Dennison Corporation     COM              053611109     5011    83000 SH       SOLE                    80000              3000
Banc One Corporation           COM              059438101    11838   198751 SH       SOLE                   177918             20833
BankAmerica/Nationsbank        COM              06605F102     2932    39999 SH       SOLE                    39999
Becton Dickinson & Co.         COM              075887109     3961   132050 SH       SOLE                   120000             12050
CBS Corporation                COM              12490K107     4356   100000 SH       SOLE                   100000
CVS Corporation                COM              126650100      203     4000 SH       SOLE                                       4000
Carnival Cruise A              COM              143658102    12171   250950 SH       SOLE                   240000             10950
Chase Manhattan Corp.          COM              163722101    12811   148100 SH       SOLE                   140000              8100
Clear Channel Communications   COM              184502102     4271    61950 SH       SOLE                    50000             11950
Coca-Cola Co.                  COM              191216100     6541   105500 SH       SOLE                    95000             10500
Colgate Palmolive              COM              194162103      737     7486 SH       SOLE                                       7486
Diebold                        COM              253651103      719    25000 SH       SOLE                    25000
Ecolab Inc.                    COM              278865100      454    10400 SH       SOLE                                      10400
Eli Lilly & Company            COM              532457108     6203    86600 SH       SOLE                    80000              6600
Emerson Electric               COM              291011104     6772   107600 SH       SOLE                   100000              7600
Everest Reinsurance            COM              74435W109     4894   150000 SH       SOLE                   150000
Federal National Mortgage Asso COM              313586109    14087   206400 SH       SOLE                   190000             16400
First Data Corporation         COM              319963104     2496    51000 SH       SOLE                    50000              1000
Franklin Resources             COM              354613101     3656    90000 SH       SOLE                    90000
Freddie Mac                    COM              313400301     6339   109300 SH       SOLE                   100000              9300
General Electric Company       COM              369604103    18851   166820 SH       SOLE                   155000             11820
General Growth Properties      COM              370021107      288     8100 SH       SOLE                                       8100
Gillette Company               COM              375766102     8954   218390 SH       SOLE                   195000             23390
Gulfstream Aerospace Corporati COM              402734107     8925   132100 SH       SOLE                   125000              7100
Halliburton Co.                COM              406216101     4095    90500 SH       SOLE                    90000               500
Harley Davidson                COM              412822108     3684    67750 SH       SOLE                    60000              7750
Hartford Life Inc. Class A com COM              416592103     6089   115700 SH       SOLE                   100000             15700
Home Depot, Inc.               COM              437076102      627     9736 SH       SOLE                                       9736
Honeywell, Inc.                COM              438506107     7184    62000 SH       SOLE                    60000              2000
Intel Corp.                    COM              458140100      625    10500 SH       SOLE                                      10500
International Business Machine COM              459200101     5677    43925 SH       SOLE                    40000              3925
Johnson & Johnson              COM              478160104    14372   146650 SH       SOLE                   130000             16650
Kimberly Clark                 COM              494368103      228     4000 SH       SOLE                                       4000
Lauder, Estee Cos., Inc.,A.    COM              518439104    10246   204400 SH       SOLE                   188000             16400
Lowes Companies Inc.           COM              548661107     3401    60000 SH       SOLE                    60000
Lucent Technologies, Inc.      COM              549463107      506     7500 SH       SOLE                                       7500
MCI WorldCom Inc.              COM              98155K102    11489   133500 SH       SOLE                   120000             13500
Medtronic Inc.                 COM              585055106      678     8700 SH       SOLE                                       8700
Merck & Co., Inc.              COM              589331107      398     5400 SH       SOLE                                       5400
Microsoft Corporation          COM              594918104      471     5225 SH       SOLE                                       5225
Omnicom Group                  COM              681919106    14128   176600 SH       SOLE                   160000             16600
Penney (J.C.)                  COM              708160106      276     5678 SH       SOLE                                       5678
Pepsico                        COM              713448108     5367   138722 SH       SOLE                   120000             18722
Philip Morris                  COM              718154107     7366   183300 SH       SOLE                   180000              3300
Pitney-Bowes                   COM              724479100      806    12550 SH       SOLE                                      12550
Proctor & Gamble Co.           COM              742718109    10112   113300 SH       SOLE                   100000             13300
Raychem                        COM              754603108     1850    50000 SH       SOLE                    50000
Rite Aid Corporation           COM              767754104     7935   322250 SH       SOLE                   310850             11400
Royal Caribbean Cruise Lines   COM              V7780T103    10281   235000 SH       SOLE                   230000              5000
SBC Communications, Inc.       COM              845333103      754    13000 SH       SOLE                                      13000
Schering-Plough Corporation    COM              806605101    17826   339550 SH       SOLE                   310000             29550
Schlumberger, Ltd.             COM              806857108      245     3848 SH       SOLE                                       3848
Service Master Inc.            COM              81760N109     2852   152100 SH       SOLE                   127500             24600
Starwood Hotels & Resorts Worl COM              85590A203     1528    50000 SH       SOLE                    50000
Textron                        COM              883203101     4116    50000 SH       SOLE                    50000
Tyco Intl., Ltd.               COM              902120104    10167   107300 SH       SOLE                    90000             17300
United Rentals Inc.            COM              911363109     3024   102500 SH       SOLE                    91300             11200
Vodafone Group, PLC ADR        COM              92857T107      335     1700 SH       SOLE                                       1700
Warner Lambert Company         COM              934488107    16002   231500 SH       SOLE                   220000             11500
Wells Fargo & Company          COM              949740104     5720   133800 SH       SOLE                   120000             13800
XL Capital Ltd Class A         COM              301616108     9779   173077 SH       SOLE                   162177             10900
Lauder, Estee Cos. Inc. Cvt. T PFD CV           518437207      216     2500 SH       SOLE                                       2500